Sales Transfer of Receivables (Detail) - Performing ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Cash flow information
Collections against securitized receivables/transfers	₨ 303.9	$ 4.7	₨ 471.1	₨ 664.3
Payments made	301.8	4.6	444.7	608.7
Cash flows on retained interests	₨ 3.8	$ 0.1	₨ 26.6	₨ 55.7